Consolidated Income Statement - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Continuing operations
Revenue		$ 22,294	$ 20,742	$ 44,288
Other income		209	170	393
Expenses excluding net finance costs		(14,315)	(13,695)	(28,022)
Profit/(loss) from equity accounted investments, related impairments and expenses		126	116	(546)
Profit from operations		8,314	7,333	16,113
Financial expenses		(741)	(772)	(1,510)
Financial income		217	239	446
Net finance costs		(524)	(533)	(1,064)
Profit before taxation		7,790	6,800	15,049
Income tax expense		(2,525)	(2,224)	(5,335)
Royalty-related taxation (net of income tax benefit)		(75)	(134)	(194)
Total taxation expense		(2,600)	(2,358)	(5,529)
Profit after taxation from Continuing operations		5,190	4,442	9,520
Discontinued operations
Loss after taxation from Discontinued operations		0	(293)	(335)
Profit after taxation from Continuing and Discontinued operations		5,190	4,149	9,185
Attributable to non-controlling interests		322	385	879
Attributable to BHP shareholders		$ 4,868	$ 3,764	$ 8,306
Basic earnings per ordinary share (cents)	[1]	$ 0.963	$ 0.710	$ 1.603
Diluted earnings per ordinary share (cents)	[1]	0.960	0.708	1.599
Basic earnings from Continuing operations per ordinary share (cents)	[1]	0.963	0.766	1.669
Diluted earnings from Continuing operations per ordinary share (cents)	[1]	$ 0.960	$ 0.764	$ 1.665

[1]	Each American Depositary Share represents twice the earnings for BHP ordinary shares.